COMMITMENTS, CONTINGENCIES AND GUARANTEES - Operating Leases (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Minimum Lease Payments
2019	$ 81
2020	78
2021	76
2022	69
2023	67
2024 and thereafter	390
Minimum Lease Payments	761
Amounts Recoverable under Subleases
2019	7
2020	7
2021	4
2022	3
2023	3
2024 and thereafter	8
Amounts Recoverable under Subleases	32
Net Payments
2019	74
2020	71
2021	72
2022	66
2023	64
2024 and thereafter	382
Net Payments	729
Rent Expense
Net rental expense on operating leases	$ 84	$ 93	$ 145
Minimum
Rent Expense
Operating leases optional renewable terms, low end of range	1 year
Maximum
Rent Expense
Operating leases optional renewable terms, low end of range	25 years